Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	TTM TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-31285
Entity Tax Identification Number	91-1033443
Entity Address Address Line 1	200 East Sandpointe
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Santa Ana
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92707
City Area Code	714
Local Phone Number	327-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TTMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001116942